UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

Boulder Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
February 29, 2012 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 96.1%
DOMESTIC COMMON STOCKS 85.5%
Coal 0.6%
10,000	Alliance Resource Partners L.P.	$717,700
45,000	Penn Virginia Resource Partners L.P.	1,122,300

		1,840,000
Construction Machinery 2.1%
60,000	Caterpillar, Inc.	6,852,600

Diversified 36.4%
690	Berkshire Hathaway, Inc., Class A*	81,374,460
460,000	Berkshire Hathaway, Inc., Class B*	36,087,000

		117,461,460
Diversified Financial Services 0.9%
167,000	AllianceBernstein Holding L.P.	2,338,000
5,700	Franklin Resources, Inc.	671,973

		3,009,973
Electric Utilities 1.2%
17,500	Black Hills Corp.	574,700
14,340	FirstEnergy Corp.	635,119
60,000	PPL Corp.	1,713,000
16,600	Public Service Enterprise Group, Inc.	510,948
12,400	SCANA Corp.	558,000

		3,991,767
Environmental Control 0.3%
30,000	Republic Services, Inc.	894,900

Gas 0.2%
37,000	Inergy L.P.	646,020

Healthcare Products & Services 4.4%
216,000	Johnson & Johnson	14,057,280

Manufacturing 0.2%
8,000	3M Co.	700,800

Mining 0.8%
60,000	Freeport-McMoRan Copper & Gold, Inc.	2,553,600

Oil & Gas 0.4%
30,000	Linn Energy LLC	1,144,500

Pipelines 0.9%
30,000	Boardwalk Pipeline Partners L.P.	815,100
10,000	Buckeye Partners L.P.	598,000
19,000	Energy Transfer Partners L.P.	900,600
13,700	Enterprise Products Partners L.P.	710,756

		3,024,456
Real Estate 0.2%
17,300	WP Carey & Co. LLC	801,855

Real Estate Investment Trusts (REITs) 0.9%
16,400	HCP, Inc.	$647,800
11,500	Health Care REIT, Inc.	626,060
22,000	Healthcare Realty Trust, Inc.	454,740
16,300	Realty Income Corp.	601,307
11,366	Ventas, Inc.	635,587

		2,965,494
Registered Investment Companies (RICs) 4.1%
736,836	Cohen & Steers Infrastructure Fund, Inc.	13,056,734
18,726	RMR Real Estate Income Fund	289,129

		13,345,863

Retail 31.6%
72,500	The Home Depot, Inc.	3,448,825
140,000	Walgreen Co.	4,642,400
370,000	Wal-Mart Stores, Inc.	21,859,600
1,085,000	Yum! Brands, Inc.	71,870,400

		101,821,225
Tobacco Products 0.3%
9,700	Philip Morris International, Inc.	810,144

TOTAL DOMESTIC COMMON STOCKS (Cost $135,323,582)		275,921,937

FOREIGN COMMON STOCKS 10.6%
Beverages 4.6%
75,000	Diageo PLC, Sponsored ADR	7,167,000
60,000	Heineken Holding NV	2,677,929
95,117	Heineken NV	5,022,098

		14,867,027
Diversified Financial Services 0.0%(1)
10,500	Guoco Group, Ltd.	112,362

Electric Utilities 0.1%
4,500	RWE AG	205,041

Food 0.4%
20,000	Nestle SA	1,222,505

Oil & Gas 0.4%
80,000	Pengrowth Energy Corp.	817,600
8,000	Transocean, Ltd.	426,720

		1,244,320
Real Estate 3.8%
529,500	Cheung Kong Holdings, Ltd.	7,741,587
104,500	Henderson Land Development Co., Ltd.	656,140
6,156,000	Midland Holdings, Ltd.	3,865,259

		12,262,986
Real Estate Investment Trusts (REITs) 1.3%
4,779,336	Kiwi Income Property Trust	4,047,953

TOTAL FOREIGN COMMON STOCKS (Cost $24,942,002)		33,962,194

TOTAL LONG TERM INVESTMENTS (Cost $160,265,584)		309,884,131

SHORT TERM INVESTMENTS 2.8%
MONEY MARKET FUNDS 2.8%
452,833	Dreyfus Treasury & Agency Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	$452,833
8,600,000	JPMorgan Prime Money Markey Fund, 7-Day Yield - 0.191%	8,600,000

		9,052,833
TOTAL MONEY MARKET FUNDS (Cost $9,052,833)		9,052,833

TOTAL SHORT TERM INVESTMENTS (Cost $9,052,833)		9,052,833

TOTAL INVESTMENTS 98.9% (Cost $169,318,417)		318,936,964

OTHER ASSETS AND LIABILITIES 1.1%		3,500,078

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCKHOLDERS 100.0%		322,437,042

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(68,642,848)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCKHOLDERS		$253,794,194

*  Non-income producing security.

(1) Less than 0.05% of Total Net Assets Available to Common and Preferred Stockholders.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stockholders.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
LLC - Limited Liability Company.
L.P. - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

Notes to Quarterly Portfolio of Investments

February 29, 2012 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Equity securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued based on the last sale price from the applicable exchange. If such equity securities were not traded on the valuation date, but market quotations are readily available, they are valued at the mean between the closing bid and asked prices provided by an independent pricing service or by principal market makers. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisers, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the advisers. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If Boulder Total Return Fund, Inc. (the “Fund”) determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets, and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

¡	Level 1— Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$275,921,937	$–	$–	$275,921,937
Foreign Common Stocks	33,962,194	–	–	33,962,194

Short Term Investments	9,052,833	–	–	9,052,833

TOTAL	$318,936,964	$-	$-	$318,936,964

* For detailed descriptions, see the accompanying Portfolio of Investments.

During the three months ended February 29, 2012, there were no significant transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1, Level 2 and Level 3 as of the end of the reporting period. All securities of the Fund were valued using Level 1 inputs during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) is not applicable for the Fund.

Recent Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discount on short-term investments, if any, is recorded on the accrual basis using the interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. See Foreign Issuer Risk below.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Issuer Risk: Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “diversified” management investment company, as defined in the 1940 Act. Under this definition, at least 75% of the value of the Fund’s total assets must at the time of investment consist of cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets (at the time of purchase) and to not more than 10% of the voting securities of a single issuer. This limit does not apply, however, to 25% of the Fund’s assets, which may be invested in securities representing more than 5% of the Fund’s total assets or even in a single issuer.

As of February 29, 2012, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. In addition, the Fund contains highly concentrated positions in other stocks as well. Thus, the volatility of the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer and its other larger positions than that of a more diversified fund. As a result, the Fund may be subject to a greater risk of loss than a fund that diversifies its investments more broadly.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Changes in Investment Policies: On May 2, 2011, stockholders approved elimination of the Fund’s fundamental investment policy prohibiting the Fund from purchasing securities on margin.

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 29, 2012, based on cost of $167,926,111 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $156,047,747 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,036,894, resulting in net unrealized appreciation of $151,010,853.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 27, 2012

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	April 27, 2012